Related Party Transaction (Details) - USD ($)		12 Months Ended
	May 26, 2026	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Balance due
Expenses paid		$ 70,000.00	70,000.00
Repurchased vested options per share		$ 0.43
Cash		$ 14,192,455	2,419,115
Research and Development [Member]
Related Party Transaction [Line Items]
Expenses paid		210,000	210,000
Mr. Au [Member]
Related Party Transaction [Line Items]
Balance due		$ 10,787	$ 2,539
Dr. Wing Yan (William) Lo [Member]
Related Party Transaction [Line Items]
Repurchased vested options shares	70,600
Ms. Evana Yee Wah Hui [Member]
Related Party Transaction [Line Items]
Repurchased vested options shares	19,000
Repurchased vested options per share	$ 15
Cash	$ 1,279,946